Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of expected cash outflows for its financial liabilities

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2024
Non-Derivative Liabilities
Trade payables		—	—	19,479,005	—	—	19,479,005
Accrued expenses		—	—	5,909,316	—	—	5,909,316
Current accounts due to related parties		—	—	530,030	—	—	530,030
Variable interest borrowings	4.86%	2,541,609	15,250,870	53,374,498	391,940,693	216,343,324	679,450,994
Variable interest for debt financing (Sale and Leaseback Agreements)	9.12%	1,358,910	2,660,316	12,428,837	63,359,366	77,158,586	156,966,015
Total		3,900,519	17,911,186	91,721,686	455,300,059	293,501,910	862,335,360

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2023
Non-Derivative Liabilities
Trade payables		—	—	23,522,506	—	—	23,522,506
Accrued expenses		—	—	3,485,042	—	—	3,485,042
Current accounts due to related parties		—	—	659,974	—	—	659,974
Variable interest borrowings	4.08%	3,138,123	28,239,371	62,054,619	307,066,226	237,943,153	638,441,492
Variable interest for debt financing (Sale and Leaseback Agreements)	9.07%	2,330,290	4,567,896	21,015,413	106,212,689	139,492,319	273,618,607
Total		5,468,413	32,807,267	110,737,554	413,278,915	377,435,472	939,727,621